Investment in Jointly Controlled Entities - Schedule of Investment in Jointly Controlled Entities (Detail) - Mar. 31, 2023 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure of joint ventures [abstract]
Investment in jointly controlled entities accounted using equity method (refer note 55(b))	₨ 3,007	$ 37
Investments in jointly controlled entities	₨ 3,007	$ 37